Nuveen New York AMT-Free Quality Municipal
Income Fund
Portfolio of Investments May 31, 2022
(Unaudited)
NRK
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 167.1% (100.0% of Total Investments)
MUNICIPAL BONDS - 167.1%  (100.0% of Total Investments)
Consumer Staples - 7.4% (4.4% of Total Investments)
Erie County Tobacco Asset Securitization Corporation, New
York, Tobacco Settlement Asset-Backed Bonds, Series
2005A:
$ 27,580 5.000%, 6/01/38 7/22 at 100.00 B- $ 27,587,722
9,555 5.000%, 6/01/45 7/22 at 100.00 B- 9,557,007
10,000 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50, 144A
7/22 at 17.34 N/R 768,100
4,680 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-
2A and 2016A-2B, 5.000%, 6/01/51
6/26 at 100.00 N/R 4,742,665
39,715 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 40,323,037
91,530 Total Consumer Staples 82,978,531
Education and Civic Organizations - 25.6% (15.3% of Total Investments)
3,150 Brooklyn Arena Local Development Corporation, New York, Payment in
Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series
2016A, 5.000%, 7/15/42
1/27 at 100.00 Ba1 3,315,438
Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center
Project, Series 2009:
9,995 0.000%, 7/15/45 No Opt. Call Ba1 3,500,449
29,145 0.000%, 7/15/47 No Opt. Call Ba1 9,117,722
Build New York City Resource Corporation, New York,
Revenue Bonds, Bronx Charter School for Excellence,
Series 2013A:
250 5.000%, 4/01/33 4/23 at 100.00 BBB- 252,772
2,535 5.500%, 4/01/43 4/23 at 100.00 BBB- 2,567,017
Build New York City Resource Corporation, New York,
Revenue Bonds, Metropolitan College of New York, Series
2014:
1,100 5.250%, 11/01/29 11/24 at 100.00 BB 1,138,467
5,705 5.250%, 11/01/34 11/24 at 100.00 BB 5,868,619
1,500 5.000%, 11/01/39 11/24 at 100.00 BB 1,529,280
Build New York City Resource Corporation, New York,
Revenue Bonds, South Bronx Charter School for
International Cultures and the Arts Project, Series 2013A:
2,690 5.000%, 4/15/33 4/23 at 100.00 BB+ 2,716,980
4,090 5.000%, 4/15/43 4/23 at 100.00 BB+ 4,117,076
7,510 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A
12/30 at 100.00 N/R 6,335,060
2,460 Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series 2021A,
5.000%, 6/01/51, 144A
6/29 at 100.00 N/R 2,493,308
3,655 Dobbs Ferry Local Development Corporation, New York, Revenue Bonds,
Mercy College Project, Series 2014, 5.000%, 7/01/44
7/24 at 100.00 A 3,740,563
4,990 Dormitory Authority of the State of New York, General Revenue Bonds,
Saint Johns University, Series 2013A, 5.000%, 7/01/44
7/23 at 100.00 A- 5,064,451
1,655 Dormitory Authority of the State of New York, General Revenue Bonds,
Saint Johns University, Series 2015A, 5.000%, 7/01/37
7/25 at 100.00 A- 1,729,409
4,265 Dormitory Authority of the State of New York, Housing Revenue Bonds,
Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 - FGIC
Insured
No Opt. Call Baa2 4,544,827
4,100 Dormitory Authority of the State of New York, Insured Revenue Bonds,
Mount Sinai School of Medicine, Series 1994A, 5.150%, 7/01/24 - NPFG
Insured
No Opt. Call A- 4,231,774

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NRK
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Dormitory Authority of the State of New York, Insured
Revenue Bonds, Touro College and University System,
Series 2014A:
$ 1,685 5.250%, 1/01/34 7/24 at 100.00 BBB- $ 1,726,923
2,185 5.500%, 1/01/39 7/24 at 100.00 BBB- 2,246,202
2,820 5.500%, 1/01/44 7/24 at 100.00 BBB- 2,891,064
Dormitory Authority of the State of New York, Lease
Revenue Bonds, State University Dormitory Facilities,
Series 2017A:
2,930 5.000%, 7/01/34 7/27 at 100.00 Aa3 3,210,958
9,000 Dormitory Authority of the State of New York, Revenue Bonds, Fordham
University, Series 2020, 4.000%, 7/01/50
7/29 at 100.00 A 8,907,750
12,970 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/40
7/25 at 100.00 A- 13,486,725
6,820 Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2022A, 4.000%, 7/01/52
7/32 at 100.00 N/R 6,546,654
Dormitory Authority of the State of New York, Revenue
Bonds, New York University, Series 2001-1:
1,500 5.500%, 7/01/24 - AMBAC Insured No Opt. Call Aa2 1,610,025
5,000 5.500%, 7/01/40 - AMBAC Insured No Opt. Call Aa2 6,320,700
Dormitory Authority of the State of New York, Revenue
Bonds, New York University, Series 2015A:
9,000 5.000%, 7/01/34 7/25 at 100.00 Aa2 9,675,270
8,955 5.000%, 7/01/45 7/25 at 100.00 Aa2 9,539,045
Dormitory Authority of the State of New York, Revenue
Bonds, New York University, Series 2016A:
10,850 5.000%, 7/01/32 7/26 at 100.00 Aa2 11,934,458
2,605 4.000%, 7/01/43 7/26 at 100.00 Aa2 2,651,968
Dormitory Authority of the State of New York, Revenue
Bonds, New York University, Series 2017A:
4,000 5.000%, 7/01/38 7/27 at 100.00 Aa2 4,413,360
5,620 5.000%, 7/01/39 7/27 at 100.00 Aa2 6,185,316
11,175 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2018A, 5.000%, 7/01/48
7/28 at 100.00 Aa2 12,365,473
5,000 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2019A, 5.000%, 7/01/42
7/29 at 100.00 Aa2 5,647,600
13,165 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2019C, 4.000%, 7/01/49
7/29 at 100.00 Aa1 13,509,265
5,500 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2020A, 5.000%, 7/01/53
7/30 at 100.00 Aa1 6,180,350
8,925 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36,
144A
12/26 at 100.00 BB- 9,266,292
1,000 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Marist College Project, Series 2013A, 5.000%, 7/01/39
7/23 at 100.00 A+ 1,018,420
11,470 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Marist College Project, Series 2022, 4.000%, 7/01/49
7/32 at 100.00 N/R 11,537,558
7,695 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 0.000%, 1/01/55 (4)
1/34 at 100.00 N/R 7,175,511
1,500 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Current Interest Series
2016A, 5.000%, 1/01/56
1/27 at 100.00 N/R 1,487,865
Hempstead Town Local Development Corporation, New
York, Revenue Bonds, Adelphi University Project, Series
2013:
1,785 5.000%, 9/01/38 9/23 at 100.00 A- 1,816,791
1,785 5.000%, 9/01/43 9/23 at 100.00 A- 1,810,936
1,400 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint John Fisher College, Series 2014A, 5.500%, 6/01/39
6/24 at 100.00 A- 1,450,862
1,220 New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 BBB 1,260,528

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 30,145 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 3.000%, 1/01/46 - AGM Insured
1/31 at 100.00 AA $ 25,443,586
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee
Stadium Project, Series 2020A:
4,165 4.000%, 3/01/45 9/30 at 100.00 AA 4,028,763
3,480 4.000%, 3/01/45 - AGM Insured 9/30 at 100.00 N/R 3,467,054
4,070 4.000%, 3/01/45 - AGM Insured 9/30 at 100.00 AA 4,054,860
6,825 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 2, 2.625%, 9/15/69
3/29 at 100.00 A2 6,348,820
5,130 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69
3/29 at 100.00 Baa2 4,800,757
10,000 Onondaga County Trust For Cultural Resources, New York, Revenue
Bonds, Syracuse University Project, Series 2019, 5.000%, 12/01/45
12/29 at 100.00 AA- 11,180,900
350 Yonkers Economic Development Corporation, New York, Educational
Revenue Bonds, Lamartine/Warburton LLC-Charter School of
Educational Excellence Project, Series 2019A, 5.000%, 10/15/49
10/29 at 100.00 N/R 354,714
310,520 Total Education and Civic Organizations 287,816,535
Financials - 1.7% (1.0% of Total Investments)
1,615 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call A2 1,908,785
13,835 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2 16,914,532
15,450 Total Financials 18,823,317
Health Care - 10.1% (6.1% of Total Investments)
28,420 Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A, 4.250%, 5/01/52
5/32 at 100.00 N/R 28,540,501
6,000 Dormitory Authority of the State of New York, Revenue Bonds, Memorial
Sloan Kettering Cancer Center, Series 2017-1, 4.000%, 7/01/47
7/27 at 100.00 AA 6,059,160
17,150 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2020A, 4.000%, 9/01/50
3/30 at 100.00 BBB- 15,807,841
19,865 Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/53
7/30 at 100.00 A 19,991,739
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated
Group, Series 2017:
2,000 5.000%, 12/01/34, 144A 6/27 at 100.00 BBB- 2,126,860
300 5.000%, 12/01/36, 144A 6/27 at 100.00 BBB- 318,513
Dutchess County Local Development Corporation, New
York, Revenue Bonds, Health Quest Systems, Inc. Project,
Series 2016B:
2,000 4.000%, 7/01/41 7/26 at 100.00 A- 1,999,600
12,940 5.000%, 7/01/46 7/26 at 100.00 A- 13,481,280
6,095 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.250%, 12/01/52
12/32 at 100.00 N/R 6,576,383
3,900 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2013A, 5.000%,
12/01/42
12/22 at 100.00 BBB+ 3,917,667
2,800 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%,
12/01/46
12/26 at 100.00 BBB+ 2,928,184
9,155 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 4.000%,
12/01/46
12/30 at 100.00 BBB+ 8,740,462
1,000 New York City Health and Hospitals Corporation, New York, Health System
Revenue Bonds, Series 2020A, 4.000%, 2/15/48
2/31 at 100.00 Aa3 1,012,740

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NRK
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 2,260 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group Project,
Refunding Series 2016, 5.000%, 11/01/46
11/25 at 100.00 Baa2 $ 2,318,240
113,885 Total Health Care 113,819,170
Industrials - 3.7% (2.2% of Total Investments)
41,530 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 41,709,410
120 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-
CL2, 3.500%, 9/15/52
3/30 at 100.00 N/R 107,276
41,650 Total Industrials 41,816,686
Long-Term Care - 0.1% (0.1% of Total Investments)
1,000 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann?s Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 N/R 941,910
Tax Obligation/General - 11.1% (6.6% of Total Investments)
11,365 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2018B, 5.000%, 7/01/49 - AGM Insured
7/28 at 100.00 AA 12,442,061
Nassau County, New York, General Obligation Bonds,
General Improvement Series 2021A:
2,930 4.000%, 4/01/44 - AGM Insured 4/31 at 100.00 N/R 2,969,760
3,905 4.000%, 4/01/51 - AGM Insured 4/31 at 100.00 AA 3,923,939
500 Nassau County, New York, General Obligation Bonds, General
Improvement Series, Refunding 2016A, 5.000%, 1/01/38
1/26 at 100.00 A+ 538,745
5,030 Nassau County, New York, General Obligation Bonds, General
Improvment Series 2016C, 5.000%, 4/01/33
4/26 at 100.00 A+ 5,469,572
New York City, New York, General Obligation Bonds, Fiscal
2013 Series F-1:
515 5.000%, 3/01/29 3/23 at 100.00 AA 527,504
3,735 New York City, New York, General Obligation Bonds, Fiscal 2014 Series
A-1, 5.000%, 8/01/26
8/23 at 100.00 AA 3,868,750
8,000 New York City, New York, General Obligation Bonds, Fiscal 2014 Series
D-1, 5.000%, 8/01/30
8/23 at 100.00 AA 8,286,480
7,665 New York City, New York, General Obligation Bonds, Fiscal 2015 Series A,
5.000%, 8/01/33
8/24 at 100.00 AA 8,089,718
9,600 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
B-1, 5.000%, 12/01/41
12/26 at 100.00 AA 10,423,296
7,560 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
B-1, 5.250%, 10/01/33
10/27 at 100.00 AA 8,526,395
New York City, New York, General Obligation Bonds, Fiscal
2018 Series E-1:
7,000 5.000%, 3/01/37 3/28 at 100.00 AA 7,746,200
3,580 5.000%, 3/01/39 3/28 at 100.00 AA 3,943,656
11,355 5.000%, 3/01/41 3/28 at 100.00 AA 12,475,171
8,850 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 3.000%, 3/01/51 - BAM Insured
3/31 at 100.00 N/R 7,415,681
11,030 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
A-1, 4.000%, 8/01/50
8/31 at 100.00 AA 11,370,165
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
4,344 4.000%, 7/01/41 7/31 at 103.00 N/R 4,126,453
8,832 4.000%, 7/01/46 7/31 at 103.00 N/R 8,262,954
Rochester, New York, General Obligation Bonds, Series
1999:
730 5.250%, 10/01/22 - NPFG Insured No Opt. Call AA- 739,672
730 5.250%, 10/01/23 - NPFG Insured No Opt. Call AA- 763,850
730 5.250%, 10/01/24 - NPFG Insured No Opt. Call AA- 782,086
730 5.250%, 10/01/25 - NPFG Insured No Opt. Call AA- 800,868
725 5.250%, 10/01/26 - NPFG Insured No Opt. Call AA- 813,008
119,441 Total Tax Obligation/General 124,305,984

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 36.1% (21.6% of Total Investments)
$ 2,350 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Series 2019A, 5.000%, 11/01/49
11/29 at 100.00 Aaa $ 2,689,129
105 Dormitory Authority of the State of New York, Revenue Bonds, School
Districts Financing Program, Series 2009A, 5.625%, 10/01/29 - AGC
Insured
7/22 at 100.00 AA 105,385
Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series
2014A:
4,985 5.000%, 2/15/29 2/24 at 100.00 AA+ 5,227,769
10,000 5.000%, 2/15/30 2/24 at 100.00 AA+ 10,487,000
7,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2014C. Group C, 5.000%,
3/15/44
3/24 at 100.00 AA+ 7,307,440
2,500 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015A, 5.000%, 3/15/33
3/25 at 100.00 AA+ 2,681,975
7,500 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2017A, 5.000%, 2/15/38
2/27 at 100.00 AA+ 8,117,775
10,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019A. Bidding Group 1,2,3,4,
4.000%, 3/15/49
3/29 at 100.00 N/R 10,227,400
13,805 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021E, 4.000%, 3/15/48
3/32 at 100.00 N/R 14,192,368
12,045 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2015B. Group A,B&C, 5.000%, 3/15/36
9/25 at 100.00 AA+ 12,918,985
3,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A, 5.000%, 3/15/37
3/27 at 100.00 AA+ 3,303,780
10,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018C, 4.000%, 3/15/45
3/28 at 100.00 AA+ 10,162,400
1,080 Erie County Industrial Development Agency, New York, School Facility
Revenue Bonds, Buffalo City School District, Refunding Series 2013A,
5.000%, 5/01/28
5/23 at 100.00 AA 1,112,184
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
5,045 5.000%, 11/15/27 11/25 at 100.00 BB 5,407,080
6,770 5.000%, 11/15/34 11/25 at 100.00 BB 7,171,867
6,500 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Green Fiscal 2022 Series A, 4.000%, 2/15/39
2/32 at 100.00 N/R 6,749,860
Hudson Yards Infrastructure Corporation, New York,
Revenue Bonds, Second Indenture Fiscal 2017 Series A:
2,500 5.000%, 2/15/37 2/27 at 100.00 Aa3 2,704,225
5,685 5.000%, 2/15/38 2/27 at 100.00 Aa3 6,124,905
21,015 5.000%, 2/15/45 2/27 at 100.00 Aa3 22,430,991
10,000 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Series 2022A, 4.000%, 11/15/42
5/32 at 100.00 N/R 10,156,000
3,675 Monroe County Industrial Development Agency, New York, School Facility
Revenue Bonds, Rochester Schools Modernization Project, Series 2013,
5.000%, 5/01/28
5/23 at 100.00 AA 3,783,486
2,500 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2018 Series Subseries S-4A, 5.250%, 7/15/36
7/28 at 100.00 AA 2,795,825
5,625 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2018, Series 2017S-3, 5.250%, 7/15/45
7/28 at 100.00 AA 6,226,481
7,945 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/36
7/28 at 100.00 AA 8,803,219
1,535 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2022 Subseries S-1A, 3.000%, 7/15/38
7/31 at 100.00 N/R 1,399,337
New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal Series 2015S-1:
5,400 5.000%, 7/15/33 1/25 at 100.00 AA 5,695,326
5,360 5.000%, 7/15/43 1/25 at 100.00 AA 5,580,028
11,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 AA 11,573,760
7,500 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 4.000%, 7/15/40
1/26 at 100.00 AA 7,656,750

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NRK
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2012 Series
E-1:
$ 1,325 5.000%, 2/01/37 7/22 at 100.00 AAA $ 1,328,723
6,465 5.000%, 2/01/42 7/22 at 100.00 AAA 6,482,650
16,570 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2012 Series F-1, 5.000%, 5/01/39
7/22 at 100.00 AAA 16,616,065
5,100 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2013 Series F-1, 5.000%, 2/01/29
2/23 at 100.00 AAA 5,200,215
13,530 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/37
2/24 at 100.00 AAA 14,071,065
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2015 Series
B-1:
5,000 5.000%, 8/01/33 8/24 at 100.00 AAA 5,267,300
3,960 5.000%, 8/01/35 8/24 at 100.00 AAA 4,158,871
1,225 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series A-1, 4.000%, 5/01/42
5/26 at 100.00 AAA 1,253,114
8,100 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series B-1, 4.000%, 8/01/41
8/26 at 100.00 AAA 8,305,497
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2019 Series
A-1:
1,375 5.000%, 8/01/38 8/28 at 100.00 AAA 1,520,269
4,000 5.000%, 8/01/40 8/28 at 100.00 AAA 4,411,320
10,000 New York City, New York, Educational Construction Fund Revenue Bonds,
Series 2021B, 5.000%, 4/01/52
4/31 at 100.00 N/R 10,973,700
12,070 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose Series 2013C, 5.000%, 3/15/32
3/23 at 100.00 AA+ 12,351,593
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
90,206 0.000%, 7/01/51 7/28 at 30.01 N/R 19,931,016
40,745 5.000%, 7/01/58 7/28 at 100.00 N/R 41,527,711
259 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53
7/28 at 100.00 N/R 254,874
2,730 Suffolk County Judicial Facilities Agency, New York, Lease Revenue Bonds,
H. Lee Dennison Building, Series 2013, 5.000%, 11/01/33
11/23 at 100.00 BBB 2,830,901
Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2021C-3:
21,750 3.000%, 5/15/51 - AGM Insured 11/31 at 100.00 N/R 18,789,607
8,425 4.000%, 5/15/51 11/31 at 100.00 N/R 8,656,182
17,500 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51
5/32 at 100.00 N/R 18,001,375
1,325 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Senior Lien Bonds, Series 2022C, 4.125%, 5/15/52
5/32 at 100.00 N/R 1,375,217
464,085 Total Tax Obligation/Limited 406,099,995
Transportation - 26.3% (15.8% of Total Investments)
4,910 Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System
Revenue Bonds, Series 2017, 5.000%, 1/01/47
1/27 at 100.00 A+ 5,390,247
1,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2017A-1, 5.250%, 11/15/57
5/27 at 100.00 A3 1,614,810
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020C-1:
17,570 4.750%, 11/15/45 5/30 at 100.00 A3 18,067,758
2,775 5.000%, 11/15/50 5/30 at 100.00 A3 2,948,604
5,000 5.250%, 11/15/55 5/30 at 100.00 A3 5,404,350
1,815 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Series 2016B, 4.000%, 11/15/34
11/26 at 100.00 A3 1,818,775
13,950 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2012F, 5.000%, 11/15/30
11/22 at 100.00 A3 14,128,281

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 1,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015F, 5.000%, 11/15/35
11/25 at 100.00 A3 $ 1,566,045
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2017D, 5.000%, 11/15/32
5/28 at 100.00 A3 2,679,550
9,575 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2012C, 5.000%, 11/15/41
11/22 at 100.00 A3 9,677,931
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2013B:
4,040 5.000%, 11/15/38 5/23 at 100.00 A3 4,129,122
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2013D:
7,500 5.000%, 11/15/38 11/23 at 100.00 A3 7,737,525
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2013E:
1,785 5.000%, 11/15/32 11/23 at 100.00 A3 1,846,422
10,000 5.000%, 11/15/38 11/23 at 100.00 A3 10,312,200
1,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014B, 5.250%, 11/15/44
5/24 at 100.00 A3 1,041,710
5,425 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015A-1, 5.000%, 11/15/45
5/25 at 100.00 A3 5,559,323
2,440 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2016C-1, 5.000%, 11/15/39
11/26 at 100.00 A3 2,553,558
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, Secured by Port Authority
Consolidated Bonds, Refunding Series 1WTC-2021:
2,050 3.000%, 2/15/42 - AGM Insured 2/30 at 100.00 N/R 1,800,659
2,500 4.000%, 2/15/43 - BAM Insured 2/30 at 100.00 N/R 2,561,375
New York State Thruway Authority, General Revenue Bonds,
Series 2020N:
8,000 4.000%, 1/01/45 1/30 at 100.00 N/R 8,197,200
2,225 3.000%, 1/01/49 - BAM Insured 1/30 at 100.00 N/R 1,893,141
New York State Thruway Authority, General Revenue Bonds,
Series 2021O:
8,280 4.000%, 1/01/45 7/31 at 100.00 N/R 8,441,129
12,500 4.000%, 1/01/47 7/31 at 100.00 N/R 12,705,250
New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2016A:
2,000 5.000%, 1/01/36 1/26 at 100.00 A2 2,147,900
7,500 5.000%, 1/01/41 1/26 at 100.00 A2 8,001,825
1,285 5.000%, 1/01/46 1/26 at 100.00 A2 1,363,809
19,230 5.000%, 1/01/51 1/26 at 100.00 A2 20,342,456
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2020C:
1,870 5.000%, 12/01/36 12/30 at 100.00 Baa1 2,019,226
3,105 5.000%, 12/01/37 12/30 at 100.00 Baa1 3,345,855
1,025 5.000%, 12/01/38 12/30 at 100.00 Baa1 1,103,351
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Eighty-Forth Series 2014:
3,950 5.000%, 9/01/34 9/24 at 100.00 Aa3 4,192,293
1,000 5.000%, 9/01/35 9/24 at 100.00 Aa3 1,060,890
5,155 5.000%, 9/01/36 9/24 at 100.00 Aa3 5,465,382
9,755 5.000%, 9/01/39 9/24 at 100.00 Aa3 10,322,546
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Eighty-Ninth Series 2015:
3,595 5.000%, 5/01/35 5/25 at 100.00 Aa3 3,836,440
10,780 5.000%, 5/01/45 5/25 at 100.00 Aa3 11,351,879
9,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Fourth Series 2015, 5.250%, 10/15/55
10/25 at 100.00 Aa3 9,516,150
2,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43
12/23 at 100.00 Aa3 2,078,920

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NRK
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 1,515 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eleventh Series 2018, 4.000%, 9/01/43
9/28 at 100.00 Aa3 $ 1,565,616
1,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fifth Series 2017, 5.000%, 11/15/47
11/27 at 100.00 Aa3 1,095,460
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Ninth Series 2018:
1,500 5.000%, 7/15/36 7/28 at 100.00 Aa3 1,686,975
1,200 5.000%, 7/15/37 7/28 at 100.00 Aa3 1,349,076
1,000 5.000%, 7/15/38 7/28 at 100.00 Aa3 1,123,330
2,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Series 2017, 5.000%, 10/15/47
4/27 at 100.00 Aa3 2,176,660
3,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Seventeen Series 2019, 4.000%, 11/01/49
11/29 at 100.00 Aa3 3,085,620
6,130 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirteenth Series 2019, 5.000%, 9/01/38
9/29 at 100.00 Aa3 6,770,340
11,500 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%,
11/15/37
5/27 at 100.00 AA- 12,585,485
1,660 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2017C-2, 5.000%,
11/15/42
11/27 at 100.00 AA- 1,813,716
Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Series
2018A:
8,755 5.000%, 11/15/43 5/28 at 100.00 AA- 9,617,280
10,000 5.000%, 11/15/45 5/28 at 100.00 AA- 10,954,300
7,500 4.000%, 11/15/48 5/28 at 100.00 AA- 7,665,075
16,000 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2021A, 4.000%, 11/15/56
5/31 at 100.00 AA- 16,196,000
282,850 Total Transportation 295,908,820
U.S. Guaranteed - 10.8% (6.4% of Total Investments) (5)
1,250 Build New York City Resource Corporation, New York, Revenue Bonds,
New York Methodist Hospital Project, Refunding Series 2014, 5.000%,
7/01/27, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R 1,327,150
14,585 Dormitory Authority of the State of New York, Lease Revenue Bonds,
State University Dormitory Facilities, Refunding Series 2013A, 5.000%,
7/01/27, (Pre-refunded 7/01/23)
7/23 at 100.00 Aa3 15,122,603
3,750 Dormitory Authority of the State of New York, Lease Revenue Bonds, State
University Dormitory Facilities, Series 2012A, 5.000%, 7/01/37, (Pre-
refunded 7/01/22)
7/22 at 100.00 Aa2 3,761,925
Dormitory Authority of the State of New York, Lease
Revenue Bonds, State University Dormitory Facilities,
Series 2015A:
3,095 5.000%, 7/01/31, (Pre-refunded 7/01/25) 7/25 at 100.00 Aa3 3,368,536
3,465 5.000%, 7/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 Aa3 3,771,237
Dormitory Authority of the State of New York, Lease
Revenue Bonds, State University Dormitory Facilities,
Series 2017A:
1,625 5.000%, 7/01/46, (Pre-refunded 7/01/27) 7/27 at 100.00 Aa3 1,845,773
Dormitory Authority of the State of New York, Revenue
Bonds, Pratt Institute, Series 2015A:
800 5.000%, 7/01/39, (Pre-refunded 7/01/24) 7/24 at 100.00 N/R 847,688
1,500 5.000%, 7/01/44, (Pre-refunded 7/01/24) 7/24 at 100.00 N/R 1,589,415
Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series
2014A:
15 5.000%, 2/15/29, (Pre-refunded 2/15/24) 2/24 at 100.00 N/R 15,804
28,280 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2013A, 5.000%, 3/15/43, (Pre-refunded 3/15/23)
3/23 at 100.00 AA+ 29,069,860
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2013B:
6,090 5.000%, 11/15/30, (Pre-refunded 5/15/23) 5/23 at 100.00 A3 6,291,518

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
$ 480 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013C, 5.000%, 11/15/32, (Pre-refunded 5/15/23)
5/23 at 100.00 A3 $ 495,883
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2013D:
1,900 5.250%, 11/15/30, (Pre-refunded 11/15/23) 11/23 at 100.00 A3 1,997,603
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2013E:
14,000 5.000%, 11/15/31, (Pre-refunded 11/15/23) 11/23 at 100.00 A3 14,669,200
8,665 New York City, New York, General Obligation Bonds, Fiscal 2012 Series B,
5.000%, 8/01/30, (Pre-refunded 8/01/22)
8/22 at 100.00 AA 8,720,283
New York City, New York, General Obligation Bonds, Fiscal
2012 Series I:
1,000 5.000%, 8/01/30, (Pre-refunded 8/01/22) 8/22 at 100.00 AA 1,006,380
2,000 5.000%, 8/01/31, (Pre-refunded 8/01/22) 8/22 at 100.00 AA 2,012,760
New York City, New York, General Obligation Bonds, Fiscal
2013 Series A-1:
6,085 5.000%, 10/01/31, (Pre-refunded 10/01/22) 10/22 at 100.00 AA 6,161,245
1,000 5.000%, 10/01/33, (Pre-refunded 10/01/22) 10/22 at 100.00 AA 1,012,530
1,570 5.000%, 10/01/34, (Pre-refunded 10/01/22) 10/22 at 100.00 AA 1,589,672
New York City, New York, General Obligation Bonds, Fiscal
2013 Series F-1:
4,485 5.000%, 3/01/29, (Pre-refunded 3/01/23) 3/23 at 100.00 N/R 4,602,372
3,400 5.000%, 3/01/31, (Pre-refunded 3/01/23) 3/23 at 100.00 AA 3,490,270
2,190 5.000%, 3/01/32, (Pre-refunded 3/01/23) 3/23 at 100.00 AA 2,248,145
1,000 5.000%, 3/01/33, (Pre-refunded 3/01/23) 3/23 at 100.00 AA 1,026,550
1,450 Onondaga Civic Development Corporation, New York, Revenue Bonds,
Le Moyne College Project, Series 2012, 5.000%, 7/01/42, (Pre-refunded
7/01/22)
7/22 at 100.00 Baa2 1,454,423
Western Nassau County Water Authority, New York, Water
System Revenue Bonds, Series 2015A:
1,325 5.000%, 4/01/40, (Pre-refunded 4/01/25) 4/25 at 100.00 AA- 1,433,743
1,950 5.000%, 4/01/45, (Pre-refunded 4/01/25) 4/25 at 100.00 AA- 2,110,036
116,955 Total U.S. Guaranteed 121,042,604
Utilities - 34.2% (20.5% of Total Investments)
1,045 Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34 10/22 at 100.00 BBB 1,057,112
Long Island Power Authority, New York, Electric System
General Revenue Bonds, Series 2000A:
8,000 0.000%, 6/01/24 - AGM Insured No Opt. Call AA 7,647,680
8,000 0.000%, 6/01/25 - AGM Insured No Opt. Call AA 7,434,560
20,000 0.000%, 6/01/26 - AGM Insured No Opt. Call AA 18,046,800
10,000 0.000%, 6/01/27 - AGM Insured No Opt. Call AA 8,775,000
15,000 0.000%, 6/01/28 - AGM Insured No Opt. Call AA 12,706,950
10,000 0.000%, 6/01/29 - AGM Insured No Opt. Call AA 8,184,800
2,590 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 A 2,698,417
6,520 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 A 7,163,654
4,085 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2013
Series DD, 5.000%, 6/15/35
6/23 at 100.00 AA+ 4,207,795
10,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2014
Series DD, 5.000%, 6/15/35
6/24 at 100.00 AA+ 10,502,800
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2015
Series HH, 5.000%, 6/15/39
6/25 at 100.00 AA+ 5,341,600
15,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series CC-1, 5.000%, 6/15/46
6/26 at 100.00 AA+ 16,149,900

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NRK
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution
Revenue Bonds, Fiscal 2018 Series AA:
$ 5,000 5.000%, 6/15/37 6/27 at 100.00 AA+ $ 5,508,850
3,000 5.000%, 6/15/38 6/27 at 100.00 AA+ 3,300,120
3,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series CC-1, 5.000%, 6/15/48
6/27 at 100.00 AA+ 3,265,920
25,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series DD-2, 5.000%, 6/15/48, (UB) (6)
12/27 at 100.00 AA+ 27,351,250
1,400 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series EE, 5.000%, 6/15/40
12/27 at 100.00 AA+ 1,542,534
New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution
Revenue Bonds, Fiscal 2018 Series FF:
13,815 5.000%, 6/15/38 6/28 at 100.00 AA+ 15,327,604
10,000 5.000%, 6/15/40 6/28 at 100.00 AA+ 11,055,500
2,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 AA+ 2,071,120
8,500 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series GG-1, 5.000%, 6/15/48
6/30 at 100.00 AA+ 9,611,375
9,205 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2022
Series EE, 4.000%, 6/15/39
6/32 at 100.00 N/R 9,672,614
2,580 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York
City Municipal Water Finance Authority Projects, Second Resolution
Subordinated Series 2014A, 5.000%, 6/15/30
6/24 at 100.00 AAA 2,730,337
3,110 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York
City Municipal Water Finance Authority Projects, Second Resolution
Subordinated SRF Series 2015A, 5.000%, 6/15/36
6/25 at 100.00 AAA 3,355,503
1,940 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Series 2016A, 4.000%, 6/15/46
6/26 at 100.00 AAA 1,993,059
7,350 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017A, 5.000%, 6/15/42
6/27 at 100.00 AAA 8,072,432
New York State Environmental Facilities Corporation,
State Clean Water and Drinking Water Revolving
Funds Revenue Bonds, New York City Municipal Water
Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017E:
3,500 5.000%, 6/15/42 6/27 at 100.00 AAA 3,844,015
4,000 5.000%, 6/15/47 6/27 at 100.00 AAA 4,368,520
13,500 5.000%, 6/15/47, (UB) 6/27 at 100.00 AAA 14,743,755
10,430 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2018B, 5.000%, 6/15/48
6/28 at 100.00 AAA 11,545,906
22,340 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, 2010 Master Financing Program, Green Series
2014B, 5.000%, 5/15/44
5/24 at 100.00 AAA 23,536,084
5,000 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, 2010 Master Financing Program, Green Series
2016B, 5.000%, 8/15/41
8/26 at 100.00 AAA 5,484,950

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 3,095 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, 2010 Master Financing Program, Series 2012B,
5.000%, 2/15/42
7/22 at 100.00 AAA $ 3,103,852
New York State Power Authority, General Revenue Bonds,
Series 2020A:
10,135 4.000%, 11/15/50 5/30 at 100.00 AA 10,271,924
1,305 4.000%, 11/15/55 5/30 at 100.00 AA 1,317,671
505 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC 520,963
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Senior Lien Series 2012A:
985 5.500%, 7/01/28 7/22 at 100.00 CCC 988,260
3,640 5.750%, 7/01/37 7/22 at 100.00 CCC 3,652,776
2,975 6.000%, 7/01/47 7/22 at 100.00 CCC 2,986,008
7,020 Suffolk County Water Authority, New York, Waterworks Revenue Bonds,
Series 2015A, 5.250%, 6/01/36
6/25 at 100.00 AAA 7,652,502
2,230 Upper Mohawk Valley Regional Water Finance Authority, New York, Water
System Revenue Bonds, Series 2000, 0.000%, 4/01/23 - AMBAC Insured
No Opt. Call Aa3 2,198,535
Utility Debt Securitization Authority, New York, Restructuring
Bonds, Refunding Series 2015:
5,090 5.000%, 12/15/36 12/25 at 100.00 AAA 5,548,456
8,925 5.000%, 12/15/37 12/25 at 100.00 AAA 9,722,538
Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2013TE:
9,500 5.000%, 12/15/32 12/23 at 100.00 AAA 9,958,945
22,290 5.000%, 12/15/41 12/23 at 100.00 AAA 23,156,412
7,000 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2016A, 5.000%, 12/15/35
6/26 at 100.00 AAA 7,715,890
Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2016B:
3,750 5.000%, 12/15/33 6/26 at 100.00 AAA 4,141,163
3,575 5.000%, 12/15/34 6/26 at 100.00 AAA 3,944,977
3,275 5.000%, 12/15/35 6/26 at 100.00 AAA 3,609,934
5,000 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2017, 5.000%, 12/15/39
12/27 at 100.00 AAA 5,604,500
370,205 Total Utilities 384,393,822
$ 1,927,571 Total Long-Term Investments (cost $1,827,841,235) 1,877,947,374
Floating Rate Obligations - (2.7)%   (30,800,000)
MuniFund Preferred Shares, net of deferred offering costs - (7.1)% (7) (79,579,692)
Variable Rate Demand Preferred Shares, net of deferred offering costs - (58.9)% (8) (661,539,431)
Other Assets Less Liabilities - 1.6% 17,626,192
Net Assets Applicable to Common Shares - 100% $ 1,123,654,443

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NRK
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,877,947,374 $ – $ 1,877,947,374
Total
$ – $ 1,877,947,374 $ – $ 1,877,947,374
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7) MuniFund Preferred Shares , net of deferred offering costs as a percentage of Total Investments is 4.2%.
(8) Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 35.2%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.